Fair Value Measurements, Derivative Instruments and Hedging Activities - Schedule of Composition of Debt (Details)	Nov. 30, 2016	Nov. 30, 2015
U.S. Dollar Denominated Debt
Debt Instrument [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	28.00%	32.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	14.00%	18.00%
Euro Denominated
Debt Instrument [Line Items]
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	35.00%	28.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	23.00%	22.00%